Shareholders' Equity (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Summary of Ordinary Shares, and Deferred Shares Issued

The table below reflects the number of ordinary shares and deferred shares issued and outstanding at September 30, 2023 and December 31, 2022.

	September 30,	December 31,
	2023	2022
Ordinary shares	65,369,206	65,113,575
Deferred shares of £0.00001	37,613	24,812
Deferred shares of £100,000	1	1
Total ordinary and deferred shares	65,406,820	65,138,388